CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Revenue:
Proppant management system rental		$ 34,560	$ 8,679
Proppant management system services		7,631	2,189
Total revenue		42,191	10,868
Operating costs and expenses:
Cost of proppant management system rental (excluding $1,523 and $857, and $3,748 and $2,418, of depreciation and amortization for the three and nine months ended September 30, 2017 and 2016, respectively, shown separately)		1,588	1,181
Cost of proppant management system services (excluding $129 and $42, and $283 and $111, of depreciation and amortization for the three and nine months ended September 30, 2017 and 2016, respectively, shown separately)		8,640	3,301
Depreciation and amortization		4,276	2,739
Salaries, benefits and payroll taxes	[1]	5,687	1,992
Selling, general and administrative (excluding $90 and $60, and $245 and $210, of depreciation and amortization for the three and nine months ended September 30, 2017 and 2016, respectively, shown separately)		3,653	1,842
Other operating expenses		3,770
Total operating costs and expenses		27,614	11,055
Operating income (loss)		14,577	(187)
Interest expense		(71)	(14)
Other income (expense)		(119)	7
Total other income (expense)		(190)	(7)
Income (loss) before income tax expense		14,387	(194)
Provision for income taxes		(1,137)	(26)
Net income (loss)		13,250	(220)
Less: net (income) loss related to Solaris LLC		(3,665)	$ 220
Less: net income related to non-controlling interests		(8,049)
Net income attributable to Solaris		$ 1,536
Class A Common Stock
Operating costs and expenses:
Earnings per share of Class A common stock - basic (in dollars per share)	[2]	$ 0.14
Earnings per share of Class A common stock - diluted (in dollars per share)	[2]	$ 0.14
Basic weighted-average shares of Class A Common Stock outstanding (in shares)	[2]	10,100
Diluted weighted-average shares of Class A common stock outstanding (in shares)	[2]	10,552

[1]	Salaries, benefits and payroll taxes include stock-based compensation expense as follows:Stock-based compensation expense$ 1,412$ 36$ 2,097$ 108
[2]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from May 17, 2017 through September 30, 2017, the period following the reorganization transactions and IPO. See Note 9.